Deferred Income Tax and Income Tax Expense - Summary of Gross Movements on the Deferred Income Tax Account (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Beginning	₩ (612)	₩ 260,584
Changes to the statement of operations	(72,124)	(199,527)	₩ 15,016
Changes to other comprehensive loss (income)	77,103	(61,669)	36,115
Ending	₩ 4,367	₩ (612)	₩ 260,584